Rental Expense and Lease Commitments (Tables)	12 Months Ended
Dec. 31, 2015
Rental Expense and Lease Commitments
Lease Commitments
($ in millions)

	2016	2017	2018	2019	2020	Beyond 2020
Operating lease commitments
Gross minimum rental commitments
(including vacant space below)	$1,347	$1,231	$1,107	$985	$776	$988
Vacant space	$14	$4	$1	$—	$—	$—
Sublease income commitments	$11	$7	$5	$4	$1	$1
Capital lease commitments	$7	$2	$2	$2	$1	$—